Debt And Lines Of Credit Debt and Lines of Credit (Debt Extinguishment Footnotes) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Extinguishment of Debt [Line Items]
Original maturity date range, minimum		Jun. 01, 2015	Jan. 14, 2014	Jan. 14, 2014
Original maturity date range, maximum		Dec. 01, 2030	Sep. 01, 2031	Sep. 01, 2031
Extinguishment of Debt, Amount	[1]	$ 266	$ 2,151	$ 1,625
Variable Interest Entity, Primary Beneficiary [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount			$ 630
Minimum [Member]
Extinguishment of Debt [Line Items]
Interest rate		2.00%	2.00%	2.00%
Maximum [Member]
Extinguishment of Debt [Line Items]
Interest rate		9.38%	9.38%	9.38%

[1]	Reductions related to notes with interest rates ranging from 2.00% to 9.38% with original maturities from 2015 to 2030 for the years ended December 31, 2016, 2015 and 2014. Includes the $630 million payment for a portion of the Special Purpose Entity Liability for the year ended December 31, 2015 (see Note 12 Variable Interest Entities).